Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2024
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.62%
Communication Services - 3.58%
Arena Group Holdings,
Inc. (The)* 59,100 $ 47,575
Beasley Broadcast Group,
Inc., Class A* 2,231 24,006
comScore, Inc.* 12,635 85,792
Cumulus Media, Inc.,
Class A* 75,000 98,250
DHI Group, Inc.* 119,600 220,064
Entravision
Communications Corp.,
Class A 168,000 347,760
EverQuote, Inc., Class A* 10,000 210,900
EW Scripps Co. (The),
Class A* 225,000 505,125
Gaia, Inc.* 43,400 211,358
Harte Hanks, Inc.* 20,000 148,800
iHeartMedia, Inc., Class A* 275,000 508,750
Innovid Corp.* 406,000 730,800
Kartoon Studios, Inc.* 80,400 69,546
KORE Group Holdings,
Inc.* 47,156 106,572
Lee Enterprises, Inc.* 12,100 105,391
Marchex, Inc., Class B* 124,500 232,815
Mega Matrix Corp.*+ 67,000 67,670
Moving Image
Technologies, Inc.* 20,300 11,561
NII Holdings Escrow
∆
# 287,700 69,048
Outbrain, Inc.* 132,900 645,894
Playstudios, Inc.* 143,000 215,930
PSQ Holdings, Inc.* 22,000 54,120
Saga Communications,
Inc., Class A 12,216 175,422
System1, Inc.* 151,000 169,120
Townsquare Media, Inc.,
Class A 52,700 535,432
Travelzoo* 40,443 487,338
TrueCar, Inc.* 21,600 74,520
Zedge, Inc., Class B* 33,780 124,986
6,284,545
Consumer Discretionary - 12.53%
1stdibs.com, Inc.* 103,000 454,230
Allurion Technologies,
Inc.*+ 75,000 45,975
AMCON Distributing Co.+ 1,900 275,405
American Outdoor Brands,
Inc.* 35,007 322,764
American Public
Education, Inc.* 41,000 604,750
Ark Restaurants Corp. 14,500 173,855
BARK, Inc.*+ 193,235 314,973
Industry Company Shares Value
Consumer Discretionary (continued)
Barnes & Noble Education,
Inc.*+ 19,000 $ 175,940
Bassett Furniture
Industries, Inc. 18,644 269,406
Big 5 Sporting Goods
Corp. 45,000 94,050
Brilliant Earth Group, Inc.,
Class A* 22,800 48,792
Canterbury Park Holding
Corp. 11,689 225,598
CarParts.com, Inc.* 132,800 120,357
Cato Corp. (The), Class A 42,000 209,580
Children's Place, Inc.
(The)*+ 25,000 387,000
Citi Trends, Inc.* 24,200 444,554
Clarus Corp. 100,000 450,000
Container Store Group,
Inc. (The)* 5,186 48,022
ContextLogic, Inc.,
Class A*+ 38,700 210,915
Cooper-Standard
Holdings, Inc.* 32,500 450,775
Culp, Inc.* 28,000 183,400
Destination XL Group, Inc.* 127,500 374,850
Duluth Holdings, Inc.,
Class B* 75,287 283,079
Educational Development
Corp.* 16,400 38,376
Emerson Radio Corp.* 47,100 24,021
Envela Corp.*+ 77,400 424,152
Escalade, Inc. 34,508 485,528
Flanigan's Enterprises, Inc. 7,000 184,800
Flexsteel Industries, Inc. 14,900 659,921
Fossil Group, Inc.* 110,000 128,700
GEN Restaurant Group,
Inc.* 9,700 81,868
GoPro, Inc., Class A* 325,000 442,000
Groupon, Inc.* 14,446 141,282
Grove Collaborative
Holdings*+ 87,025 117,484
Hamilton Beach Brands
Holding Co., Class A 18,000 547,740
Hooker Furnishings Corp. 26,864 485,701
Inspirato, Inc.*+ 9,250 37,462
iRobot Corp.*+ 60,000 521,400
J Jill, Inc. 9,400 231,898
JAKKS Pacific, Inc.* 21,090 538,217
Kirkland's, Inc.*+ 18,500 40,515
Lakeland Industries, Inc. 23,457 471,486
Lifetime Brands, Inc. 59,200 387,168
Lottery.com, Inc.* 200 120

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
Quarterly Report | September 30, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Lulu's Fashion Lounge
Holdings, Inc.* 112,900 $ 180,640
Mondee Holdings, Inc.* 9,900 13,761
Motorcar Parts of America,
Inc.* 24,053 177,752
Nathan's Famous, Inc. 5,200 420,680
Nerdy, Inc.*+ 205,000 201,535
Noodles & Co.* 114,600 137,520
PetMed Express, Inc.+ 39,000 143,520
Potbelly Corp.* 60,000 500,400
Purple Innovation, Inc.* 295,000 291,666
RealReal, Inc. (The)*+ 175,100 549,814
Red Robin Gourmet
Burgers, Inc.*+ 63,100 278,271
Regis Corp.* 3,458 95,130
Rent the Runway, Inc.,
Class A*+ 5,000 48,200
Rocky Brands, Inc. 23,200 739,152
Sleep Number Corp.* 25,000 458,000
Solo Brands, Inc., Class A* 195,000 274,950
Sonder Holdings, Inc.*+ 50,000 234,000
Sportsman's Warehouse
Holdings, Inc.* 82,700 224,117
Star Equity Holdings, Inc.* 10,678 45,702
Stitch Fix, Inc., Class A* 71,000 200,220
Strattec Security Corp.* 11,100 473,526
Superior Group of Cos.,
Inc. 42,891 664,382
Superior Industries
International, Inc.* 102,500 311,600
Sypris Solutions, Inc.* 59,404 95,046
ThredUp, Inc., Class A* 205,000 172,610
Tilly's, Inc., Class A* 84,300 429,930
Unifi, Inc.* 60,000 440,400
United Homes Group, Inc.* 15,000 92,100
Universal Electronics, Inc.* 31,900 294,437
Vacasa, Inc., Class A*+ 47,500 133,475
Vera Bradley, Inc.* 93,700 511,602
Vince Holding Corp.* 41,421 76,629
VOXX International
Corp.*+ 35,400 225,144
Vroom, Inc.*+ 1,250 11,712
Wag! Group Co.* 147,000 126,420
Weyco Group, Inc. 16,000 544,640
21,976,792
Consumer Staples - 2.27%
Alico, Inc. 24,550 686,664
Bridgford Foods Corp.*+ 21,900 199,509
Farmer Bros Co.* 54,900 108,702
Honest Co., Inc. (The)* 86,200 307,734
Industry Company Shares Value
Consumer Staples (continued)
Laird Superfood, Inc.* 15,000 $ 74,400
Lifeway Foods, Inc.* 37,401 969,434
Local Bounti Corp.* 16,538 41,345
Mannatech, Inc.* 8,298 64,309
Natural Alternatives
International, Inc.* 31,610 181,125
Natural Grocers by Vitamin
Cottage, Inc. 9,200 273,148
Rocky Mountain Chocolate
Factory, Inc.* 20,466 40,932
United-Guardian, Inc.+ 13,466 213,840
Village Super Market, Inc.,
Class A 23,000 731,170
Zevia PBC, Class A* 90,000 97,200
3,989,512
Energy - 4.57%
Adams Resources &
Energy, Inc. 13,400 361,800
Aemetis, Inc.*+ 90,500 208,150
Amplify Energy Corp.* 90,000 587,700
Barnwell Industries, Inc. 35,000 79,100
Comstock, Inc.* 129,000 61,017
Evolution Petroleum Corp. 75,800 402,498
Forum Energy
Technologies, Inc.* 23,300 360,218
FutureFuel Corp. 99,200 570,400
Geospace Technologies
Corp.*+ 35,000 361,900
Gran Tierra Energy, Inc.* 90,000 564,300
Gulf Island Fabrication,
Inc.* 65,348 368,563
Houston American Energy
Corp.*+ 28,000 30,800
KLX Energy Services
Holdings, Inc.*+ 51,702 282,810
Mammoth Energy
Services, Inc.* 125,000 511,250
Mexco Energy Corp. 8,000 97,120
NACCO Industries, Inc.,
Class A 13,470 381,874
Natural Gas Services
Group, Inc.* 58,102 1,110,329
Nine Energy Service, Inc.*+ 132,700 149,951
PEDEVCO Corp.* 225,000 211,500
PHX Minerals, Inc. 120,200 406,276
Ranger Energy Services,
Inc. 44,700 532,377
Ring Energy, Inc.* 68,650 109,840

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
Smart Sand, Inc.* 133,200 $ 262,404
8,012,177
Financials - 17.80%
AFC Gamma, Inc. 58,500 597,285
AmeriServ Financial, Inc. 84,171 219,686
Associated Capital Group,
Inc., Class A+ 10,000 354,200
Atlantic American Corp.# 116,256 197,635
Auburn National BanCorp,
Inc. 7,500 171,750
Bakkt Holdings, Inc.* 11,900 113,883
Bank7 Corp. 7,854 294,289
BankFinancial Corp. 30,600 372,708
Bankwell Financial Group,
Inc. 16,805 503,310
BayCom Corp. 28,300 671,276
BCB Bancorp, Inc. 29,300 361,562
Blue Foundry Bancorp* 20,000 205,000
Blue Ridge Bankshares,
Inc.*+ 128,900 360,920
BM Technologies, Inc.* 21,636 73,562
C&F Financial Corp. 13,890 810,482
California BanCorp* 27,348 404,477
CB Financial Services, Inc. 10,000 279,600
Chemung Financial Corp. 10,298 494,510
Citizens Community
Bancorp, Inc. 23,600 334,412
Citizens, Inc.*+ 110,331 399,398
Cohen & Co., Inc. 9,500 79,705
Colony Bankcorp, Inc. 45,076 699,580
Consumer Portfolio
Services, Inc.* 60,500 567,490
Eagle Bancorp Montana,
Inc. 19,521 308,237
eHealth, Inc.* 55,000 224,400
ESSA Bancorp, Inc. 22,143 425,589
Evans Bancorp, Inc. 9,200 358,524
Finwise Bancorp* 24,800 386,880
First Guaranty Bancshares,
Inc. 16,856 179,516
First Internet Bancorp 19,500 668,070
First Northwest Bancorp 15,000 160,500
First United Corp. 23,292 695,033
First Western Financial,
Inc.* 20,851 417,020
Fundamental Global, Inc.* 38,000 39,900
Great Elm Group, Inc.* 49,597 94,730
Hanover Bancorp, Inc.+ 14,000 250,460
Hawthorn Bancshares, Inc. 16,148 404,184
Industry Company Shares Value
Financials (continued)
Heritage Insurance
Holdings, Inc.* 59,000 $ 722,160
HomeStreet, Inc. 25,000 394,000
Investar Holding Corp. 25,300 490,820
Katapult Holdings, Inc.* 12,416 129,002
Lake Shore Bancorp, Inc. 14,094 190,128
Landmark Bancorp, Inc. 8,615 173,937
LendingTree, Inc.* 12,500 725,375
Magyar Bancorp, Inc. 12,579 154,973
Marygold Cos., Inc. (The)* 79,767 115,662
MBIA, Inc. 115,000 410,550
Medallion Financial Corp. 61,744 502,596
Meridian Corp. 34,200 432,288
Northrim BanCorp, Inc. 6,195 441,208
Norwood Financial Corp. 23,733 654,556
Ohio Valley Banc Corp. 13,000 315,120
Onity Group, Inc.* 19,716 629,729
OP Bancorp 38,000 474,240
Oportun Financial Corp.* 70,000 196,700
OppFi, Inc. 35,000 165,550
Patriot National Bancorp,
Inc.*+ 8,500 16,150
PCB Bancorp 30,000 563,700
Penns Woods Bancorp,
Inc. 23,866 567,653
Peoples Bancorp of North
Carolina, Inc. 17,230 437,470
Ponce Financial Group,
Inc.* 50,699 592,671
Primis Financial Corp. 36,557 445,264
Princeton Bancorp, Inc. 14,666 542,349
Provident Financial
Holdings, Inc. 18,817 270,024
Riverview Bancorp, Inc. 39,506 186,073
Security National Financial
Corp., Class A* 76,503 703,828
Selectquote, Inc.* 245,535 532,811
Silvercrest Asset
Management Group,
Inc., Class A 24,602 424,139
Southern First Bancshares,
Inc.* 16,300 555,504
Southern States
Bancshares, Inc. 20,000 614,600
Summit State Bank 32,820 277,329
Sunrise Realty Trust, Inc.+ 14,166 203,849
SWK Holdings Corp.* 25,000 432,250
Timberland Bancorp, Inc. 23,900 723,214
Union Bankshares, Inc. 14,951 387,679
United Security
Bancshares 33,000 287,430

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
Quarterly Report | September 30, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
USCB Financial Holdings,
Inc. 17,500 $ 266,875
Usio, Inc.* 90,000 122,400
Waterstone Financial, Inc. 40,647 597,511
Western New England
Bancorp, Inc. 68,844 585,174
Westwood Holdings
Group, Inc. 27,500 390,500
31,224,804
Health Care - 27.25%
2seventy bio, Inc.*+ 130,000 613,600
Accuray, Inc.* 226,100 406,980
Aclaris Therapeutics, Inc.* 197,019 226,572
Acrivon Therapeutics, Inc.* 73,000 511,000
Actinium Pharmaceuticals,
Inc.* 75,000 141,000
Acumen Pharmaceuticals,
Inc.* 132,000 327,360
Adicet Bio, Inc.* 191,300 275,472
Akoya Biosciences, Inc.*+ 105,600 287,232
Allakos, Inc.* 155,600 101,638
Alpha Teknova, Inc.* 110,000 532,400
American Shared Hospital
Services* 33,700 102,785
American Well Corp.,
Class A* 5,000 47,400
Amylyx Pharmaceuticals,
Inc.* 130,000 421,200
AN2 Therapeutics, Inc.* 161,300 172,591
AngioDynamics, Inc.* 83,500 649,630
Annexon, Inc.*+ 37,600 222,592
Annovis Bio, Inc.*+ 21,000 169,260
Applied Therapeutics, Inc.* 55,000 467,500
Apyx Medical Corp.* 135,300 167,772
Aquestive Therapeutics,
Inc.*+ 187,356 933,033
Armata Pharmaceuticals,
Inc.* 66,382 157,325
Assembly Biosciences,
Inc.* 13,750 208,175
Astria Therapeutics, Inc.* 28,301 311,594
Atara Biotherapeutics, Inc.* 14,000 113,820
Athira Pharma, Inc.* 67,000 29,882
ATI Physical Therapy, Inc.* 3,400 20,740
BioAtla, Inc.*+ 115,000 202,400
Biodesix, Inc.* 276,311 491,834
Biomea Fusion, Inc.*+ 58,300 588,830
Black Diamond
Therapeutics, Inc.* 142,000 617,700
Bluebird Bio, Inc.* 200,000 103,900
Industry Company Shares Value
Health Care (continued)
Bolt Biotherapeutics, Inc.* 60,200 $ 39,010
Boundless Bio, Inc.* 50,000 173,500
Butterfly Network, Inc.*+ 398,000 704,460
Calidi Biotherapeutics,
Inc.* 10,000 11,400
Candel Therapeutics,
Inc.*+ 74,895 519,022
CareCloud, Inc.* 42,363 111,838
Caribou Biosciences,
Inc.*+ 200,000 392,000
Cartesian Therapeutics,
Inc.*+ 9,500 153,140
CEL-SCI Corp.*+ 112,000 118,720
Century Therapeutics,
Inc.*+ 243,800 416,898
Chimerix, Inc.* 205,790 191,385
Clearside Biomedical, Inc.* 255,000 323,850
Codexis, Inc.* 197,000 606,760
Cognition Therapeutics,
Inc.* 76,700 35,942
Coherus Biosciences,
Inc.*+ 293,000 304,720
CorMedix, Inc.*+ 123,200 995,456
Corvus Pharmaceuticals,
Inc.* 123,700 653,136
Cumberland
Pharmaceuticals, Inc.* 49,887 63,855
Cutera, Inc.*+ 35,000 27,608
CVRx, Inc.* 49,600 436,976
CytomX Therapeutics, Inc.* 176,000 207,680
Daxor Corp.* 6,305 54,727
Design Therapeutics,
Inc.*+ 134,600 724,148
DIH Holdings US, Inc.* 25,000 48,500
Eagle Pharmaceuticals,
Inc.* 30,000 111,900
Electromed, Inc.* 27,000 579,690
Elevation Oncology, Inc.* 121,500 72,888
Elicio Therapeutics, Inc.* 12,500 62,875
Emergent BioSolutions,
Inc.* 112,500 939,375
Enanta Pharmaceuticals,
Inc.* 45,000 466,200
Enzo Biochem, Inc.* 175,200 196,224
Eton Pharmaceuticals, Inc.* 67,700 406,200
Exagen, Inc.* 20,000 61,800
Fibrobiologics, Inc.*+ 25,000 77,250
FibroGen, Inc.* 156,500 62,506
Foghorn Therapeutics, Inc.* 57,500 535,325
Fractyl Health, Inc.*+ 137,000 346,610
GeneDx Holdings Corp.* 6,395 271,404
Generation Bio Co.* 150,000 370,500

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Gossamer Bio, Inc.* 535,000 $ 527,724
Gritstone bio, Inc.* 108,400 62,861
Harvard Bioscience, Inc.* 102,017 274,426
HCW Biologics, Inc.* 84,700 45,687
Hyperfine, Inc.* 132,800 143,424
Ikena Oncology, Inc.* 100,000 173,000
Immuneering Corp.,
Class A*+ 24,849 61,874
Immunic, Inc.* 190,000 313,500
Incannex Healthcare, Inc.* 25,000 49,750
InfuSystem Holdings, Inc.* 89,800 601,660
Inhibrx Biosciences, Inc.* 6,500 101,790
Inogen, Inc.* 51,700 501,490
Inozyme Pharma, Inc.* 75,000 392,250
Invivyd, Inc.* 297,500 303,450
IO Biotech, Inc.* 199,000 208,950
IRIDEX Corp.* 75,000 131,250
Karyopharm Therapeutics,
Inc.*+ 239,500 198,785
Kewaunee Scientific Corp.* 13,200 439,428
Kodiak Sciences, Inc.* 139,200 363,312
Kronos Bio, Inc.* 118,927 118,915
Larimar Therapeutics, Inc.* 6,700 43,885
Lifecore Biomedical, Inc.*+ 76,900 379,117
LifeMD, Inc.* 30,500 159,820
Lineage Cell Therapeutics,
Inc.*+ 417,900 378,325
Longboard
Pharmaceuticals, Inc.*+ 12,500 416,625
Lumos Pharma, Inc.* 18,744 72,539
MAIA Biotechnology, Inc.*+ 45,700 128,417
Marinus Pharmaceuticals,
Inc.* 50,000 88,000
MediciNova, Inc.* 140,247 294,519
Metagenomi, Inc.* 92,200 200,074
Milestone Scientific, Inc.* 149,500 136,120
Monte Rosa Therapeutics,
Inc.* 25,000 132,500
Myomo, Inc.*+ 67,500 270,675
NanoViricides, Inc.*+ 44,039 66,059
Neuronetics, Inc.* 45,205 34,347
NeuroPace, Inc.* 28,400 197,948
NextCure, Inc.* 65,900 90,283
Nkarta, Inc.* 20,000 90,400
Omega Therapeutics,
Inc.*+ 119,000 145,180
Omeros Corp.*+ 151,600 601,852
OneMedNet Corp.* 33,273 20,340
Optinose, Inc.* 235,700 157,919
Oragenics, Inc.* 7,334 2,796
Outset Medical, Inc.* 100,000 67,700
Ovid therapeutics, Inc.* 152,800 180,304
Industry Company Shares Value
Health Care (continued)
Owlet, Inc.* 25,225 $ 113,260
Passage Bio, Inc.* 140,100 98,070
PepGen, Inc.* 45,800 391,590
Performant Financial Corp.* 203,300 760,342
Personalis, Inc.* 85,600 460,528
PMV Pharmaceuticals, Inc.* 139,900 208,451
Poseida Therapeutics, Inc.* 31,800 90,948
Prelude Therapeutics,
Inc.*+ 137,500 284,625
Protalix BioTherapeutics,
Inc.* 180,000 183,600
Protara Therapeutics,
Inc.*+ 49,200 90,036
Pulmonx Corp.* 63,500 526,415
Puma Biotechnology, Inc.* 99,200 252,960
Pyxis Oncology, Inc.* 140,595 515,984
Quantum-Si, Inc.* 390,000 344,058
Quince Therapeutics, Inc.* 55,000 42,691
Rallybio Corp.* 87,400 102,258
Rani Therapeutics
Holdings, Inc., Class A* 71,500 154,440
RAPT Therapeutics, Inc.* 75,000 150,750
Regional Health
Properties, Inc.* 10,000 18,235
Relmada Therapeutics,
Inc.* 72,600 235,224
Retractable Technologies,
Inc.* 71,700 55,216
Rigel Pharmaceuticals,
Inc.* 45,000 728,100
Sagimet Biosciences, Inc.,
Class A*+ 68,900 190,853
Sangamo Therapeutics,
Inc.* 100,000 86,610
scPharmaceuticals, Inc.*+ 101,300 461,928
SCYNEXIS, Inc.* 134,500 200,405
Seer, Inc.* 141,700 279,149
Sensei Biotherapeutics,
Inc.* 47,900 28,644
Sera Prognostics, Inc.,
Class A* 86,105 671,619
Seres Therapeutics, Inc.*+ 250,000 236,525
Shattuck Labs, Inc.* 99,300 346,557
Sight Sciences, Inc.* 90,533 570,358
Skye Bioscience, Inc.* 57,000 222,870
Solid Biosciences, Inc.* 50,071 348,995
Sonida Senior Living, Inc.* 10,615 283,845
Spero Therapeutics, Inc.* 134,800 180,632
Spruce Biosciences, Inc.* 40,000 18,996
Stereotaxis, Inc.* 187,100 381,684
SunLink Health Systems,
Inc.* 25,000 20,000

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
Quarterly Report | September 30, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Sutro Biopharma, Inc.* 90,200 $ 312,092
Syros Pharmaceuticals,
Inc.* 50,670 108,940
Talkspace, Inc.* 116,800 244,112
Tectonic Therapeutic, Inc.* 18,948 574,124
Tela Bio, Inc.*+ 101,000 255,530
Tenaya Therapeutics, Inc.* 224,400 433,092
TherapeuticsMD, Inc.* 34,000 56,440
Tourmaline Bio, Inc. 2,000 51,420
Trevi Therapeutics, Inc.* 172,881 577,423
TriSalus Life Sciences,
Inc.* 15,000 69,150
TruBridge, Inc.* 40,000 478,400
TScan Therapeutics, Inc.* 38,300 190,734
UNITY Biotechnology, Inc.* 25,000 36,750
Vanda Pharmaceuticals,
Inc.* 120,000 562,800
Ventyx Biosciences, Inc.*+ 200,000 436,000
Verrica Pharmaceuticals,
Inc.*+ 50,000 72,500
Vigil Neuroscience, Inc.*+ 97,164 330,358
VolitionRX, Ltd.* 18,080 10,866
Vor BioPharma, Inc.* 130,700 91,490
Werewolf Therapeutics,
Inc.* 79,586 168,722
Xilio Therapeutics, Inc.* 71,081 55,990
XOMA Royalty Corp.* 25,000 662,000
Xtant Medical Holdings,
Inc.* 279,000 188,604
Zevra Therapeutics, Inc.*+ 89,443 620,734
47,793,687
Industrials - 13.16%
Acme United Corp. 11,535 480,317
Air Industries Group*+ 4,000 22,320
Air T, Inc.*+ 17,250 278,760
Alpha Pro Tech, Ltd.* 52,900 301,530
Alta Equipment Group, Inc. 65,000 438,100
Amprius Technologies, Inc.* 195,000 216,450
Avalon Holdings Corp.,
Class A* 3,900 9,945
Babcock & Wilcox
Enterprises, Inc.* 211,600 431,664
BGSF, Inc. 27,400 230,708
BlackSky Technology, Inc.* 57,750 273,735
Bridger Aerospace Group
Holdings, Inc.*+ 105,700 234,654
Chicago Rivet & Machine
Co.+ 8,000 144,000
Commercial Vehicle
Group, Inc.* 115,000 373,750
Industry Company Shares Value
Industrials (continued)
Complete Solaria, Inc.*+ 64,500 $ 181,245
CompX International, Inc. 31,700 925,957
CPI Aerostructures, Inc.* 21,200 72,928
Desktop Metal, Inc.,
Class A*+ 38,500 179,795
Eastern Co. (The)+ 21,200 687,940
Energy Vault Holdings,
Inc.* 378,000 362,880
Espey Mfg. & Electronics
Corp. 9,108 274,060
FiscalNote Holdings, Inc.* 275,000 352,000
FreightCar America, Inc.* 50,000 539,500
Freyr Battery, Inc.*+ 400,000 388,040
Gencor Industries, Inc.* 29,200 609,112
GrafTech International,
Ltd.* 150,000 198,000
Graham Corp.* 22,495 665,627
Hudson Global, Inc.* 10,942 175,291
Hurco Cos., Inc. 16,500 347,655
Hydrofarm Holdings
Group, Inc.* 96,500 66,488
Hyliion Holdings Corp.* 50,000 124,000
Innodata, Inc.*+ 36,955 619,735
INNOVATE Corp.* 20,000 74,000
Innovative Solutions and
Support, Inc.* 80,400 524,208
Intuitive Machines, Inc.*+ 41,000 330,050
L B Foster Co., Class A*+ 36,200 739,566
Mastech Digital, Inc.* 35,544 355,440
Matrix Service Co.* 50,000 576,500
Mayville Engineering Co.,
Inc.* 25,258 532,439
Mistras Group, Inc.* 78,100 887,997
NN, Inc.* 114,103 445,002
Orion Group Holdings,
Inc.* 30,100 173,677
Palladyne AI Corp.* 60,400 108,116
Perma-Pipe International
Holdings, Inc.* 69,100 896,918
Quad/Graphics, Inc. 116,169 527,407
Radiant Logistics, Inc.* 50,300 323,429
RCM Technologies, Inc.* 36,742 745,128
Redwire Corp.*+ 23,500 161,445
Servotronics, Inc.*+ 16,653 188,179
Shimmick Corp.* 5,000 12,350
SIFCO Industries, Inc.* 10,624 49,402
Skillsoft Corp.* 18,000 279,000
SolarMax Technology, Inc.* 50,000 31,575
Southland Holdings, Inc.* 118,000 436,600
Spire Global, Inc.*+ 60,000 599,400
Surf Air Mobility, Inc.* 25,000 33,500
Team, Inc.* 10,000 152,500

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
TPI Composites, Inc.*+ 110,000 $ 500,500
Twin Disc, Inc. 58,100 725,669
Ultralife Corp.* 62,400 564,096
Virco Mfg. Corp.+ 45,800 632,498
Virgin Galactic Holdings,
Inc.*+ 35,000 213,500
Willis Lease Finance Corp. 7,100 1,056,551
23,082,828
Information Technology - 11.68%
8x8, Inc.* 230,000 469,200
908 Devices, Inc.* 85,500 296,685
Aeva Technologies, Inc.* 75,000 246,750
Airship AI Holdings, Inc.* 50,000 115,000
Amtech Systems, Inc.* 34,600 200,680
Arteris, Inc.* 70,500 544,260
AstroNova, Inc.* 35,500 477,830
Aware, Inc.* 50,000 93,500
AXT, Inc.* 153,000 370,260
Backblaze, Inc., Class A* 79,500 508,005
BK Technologies Corp.* 9,144 199,065
Brightcove, Inc.* 93,516 201,995
Climb Global Solutions,
Inc. 8,910 886,902
CommScope Holding Co.,
Inc.* 490,000 2,993,900
Comtech
Telecommunications
Corp.* 50,000 240,500
CoreCard Corp.* 19,737 286,581
CPI Card Group, Inc.* 12,500 347,875
CSP, Inc.+ 60,000 779,400
Domo, Inc., Class B* 75,000 563,250
D-Wave Quantum, Inc.* 281,100 276,293
Everspin Technologies,
Inc.*+ 73,900 436,010
Expensify, Inc., Class A* 158,000 309,680
Frequency Electronics, Inc. 21,500 259,720
Greenidge Generation
Holdings, Inc.*+ 17,000 30,770
GSI Technology, Inc.*+ 90,217 275,162
Immersion Corp. 40,000 356,800
Information Services
Group, Inc. 112,830 372,339
Inseego Corp.*+ 28,700 468,671
Intellicheck, Inc.* 60,200 130,634
inTEST Corp.* 46,401 338,727
Intevac, Inc.* 55,500 188,700
Inuvo, Inc.* 200,000 49,320
Issuer Direct Corp.* 11,500 137,425
Kaltura, Inc.* 185,000 251,600
Industry Company Shares Value
Information Technology (continued)
Key Tronic Corp.* 17,400 $ 99,528
KVH Industries, Inc.* 40,200 194,166
LGL Group, Inc. (The)* 29,200 178,996
Magnachip Semiconductor
Corp.* 70,000 326,900
MicroVision, Inc.* 100,000 114,000
Mobix Labs, Inc.* 16,200 17,172
M-Tron Industries, Inc.*+ 14,600 608,674
Network-1 Technologies,
Inc. 98,300 137,620
ON24, Inc.* 66,700 408,204
Ooma, Inc.* 55,000 626,450
Optical Cable Corp.* 27,600 73,968
Pixelworks, Inc.* 160,200 113,742
Powerfleet, Inc. NJ* 90,000 450,000
ReposiTrak, Inc.+ 2,300 42,481
RF Industries, Ltd.* 27,900 113,832
Richardson Electronics,
Ltd. 24,011 296,296
Rimini Street, Inc.* 205,900 380,915
SecureWorks Corp.,
Class A* 33,180 293,643
Stronghold Digital Mining,
Inc., Class A*+ 10,000 50,500
Telos Corp.*+ 185,000 664,150
TransAct Technologies,
Inc.* 68,000 330,480
Trio-Tech International* 26,800 148,472
Turtle Beach Corp.* 12,600 193,284
Universal Security
Instruments, Inc.* 6,000 6,960
Unusual Machines, Inc.* 10,000 15,200
Upland Software, Inc.* 100,300 249,747
Veritone, Inc.*+ 79,100 283,969
VirnetX Holding Corp.*+ 5,565 39,233
WidePoint Corp.* 23,728 83,997
WM Technology, Inc.* 266,400 231,768
20,477,836
Materials - 4.11%
5E Advanced Materials,
Inc.*+ 156,000 84,240
American Vanguard Corp. 75,000 397,500
Ampco-Pittsburgh Corp.*+ 74,247 148,494
Arq, Inc.* 93,779 550,483
Ascent Industries Co.* 26,838 260,329
Contango ORE, Inc.* 10,000 192,600
Core Molding
Technologies, Inc.* 24,400 419,924
Dakota Gold Corp.* 223,500 527,460
Danimer Scientific, Inc.*+ 185,000 84,027

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
Quarterly Report | September 30, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Materials (continued)
Flexible Solutions
International, Inc. 42,707 $ 155,667
Flotek Industries, Inc.* 51,425 256,096
Friedman Industries, Inc. 27,200 435,744
Glatfelter Corp.* 90,700 163,260
Gold Resource Corp.* 100,000 34,940
Gulf Resources, Inc.* 42,118 39,818
Idaho Strategic Resources,
Inc.*+ 20,007 321,512
Loop Industries, Inc.*+ 99,900 183,816
Northern Technologies
International Corp. 27,900 342,891
Rayonier Advanced
Materials, Inc.* 110,000 941,600
Solitario Resources Corp.* 205,000 143,500
Tredegar Corp.* 94,500 688,905
Universal Stainless & Alloy
Products, Inc.* 21,750 840,203
7,213,009
Real Estate - 1.94%
American Realty Investors,
Inc.* 2,363 41,447
AMREP Corp.* 35,800 1,062,902
Douglas Elliman, Inc.* 210,329 384,902
Maui Land & Pineapple
Co., Inc.* 27,946 627,388
New Concept Energy, Inc.* 8,400 9,660
Offerpad Solutions, Inc.* 25,400 103,124
Rafael Holdings, Inc.,
Class B* 51,656 100,213
RE/MAX Holdings, Inc.,
Class A 35,000 435,750
Stratus Properties, Inc.* 24,250 630,257
3,395,643
Utilities - 0.73%
Cadiz, Inc.*+ 162,568 492,581
Genie Energy, Ltd.,
Class B 6,400 104,000
RGC Resources, Inc. 25,000 564,250
Spruce Power Holding
Corp.*+ 44,025 125,031
1,285,862
TOTAL COMMON STOCKS - 99.62% 174,736,695
(Cost $148,001,525)
Industry Company Shares Value
.
Rights - 0.00%
Adamas Pharmaceuticals,
Inc., CVR*
∆
#+++ 110,000 $ —
Adamas Pharmaceuticals,
Inc., CVR*
∆
#+++ 110,000 —
AVROBIO, Inc.,
CVR*
∆
#+++ 7,165 —
Enliven Therapeutics, Inc.,
CVR*
∆
#+++ 66,800 —
Pineapple Holdings, Inc.,
CVR*
∆
#+++ 14,504 3,916
TOTAL RIGHTS - 0.00% 3,916
(Cost $ — )
.
Warrants - 0.01%
LGL Group, Inc. (The),
expiring 11/16/25* 29,200 5,548
Serina Therapeutics, Inc.,
expiring 07/31/25*
∆
# 2,388 —
TOTAL WARRANTS - 0.01% 5,548
(Cost $14,873)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.22%
Fidelity Investments Money
Market Government
Portfolio Class I 4.83% 380,777
380,777
TOTAL MONEY MARKET FUND - 0.22% 380,777
(Cost $380,777)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 7.72%
Dreyfus Institutional
Preferred Government
Money Market Fund** 4.88% 13,544,038
13,544,038
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 7.72% 13,544,038
(Cost $13,544,038)
TOTAL INVESTMENTS
-
107.57%
$ 188,670,974
(Cost $161,941,213)
Liabilities in Excess of Other Assets - (7.57%) (13,271,290)
NET ASSETS - 100.00% $ 175,399,684

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
bridgewayfunds.com
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $270,599, which is 0.15% of total net assets.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2024.
^ Rate disclosed as of September 30, 2024.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
+ This security or a portion of the security is out on loan as of
September 30, 2024. Total loaned securities had a value of
$15,077,601 as of September 30, 2024.
+++ No stated maturity date.
CVR - Contingent Value Right

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2024
Quarterly Report | September 30, 2024 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 9/30/2024:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Financials $ 31,109,142 $ 115,662 $ – $ 31,224,804
Communication Services 6,215,497 – 69,048 6,284,545
Consumer Discretionary 21,791,992 184,800 – 21,976,792
Other Industries (a) 115,250,554 – – 115,250,554
Total Common Stocks 174,367,185 300,462 69,048 174,736,695
Rights – – 3,916 3,916
Warrants 5,548 – 0 5,548
Money Market Fund 380,777 – – 380,777
Investments Purchased With Cash Proceeds From Securities
Lending 13,544,038 – – 13,544,038
TOTAL
$188,297,548 $300,462 $72,964 $188,670,974
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Warrants Total
Balance as of 06/30/2024 $ 69,048 $ 3,916 $ 0 $ 72,964
Purchases/Issuances – – – –
Sales/Expirations – – – –
Return of Capital – – – –
Realized Gain/(Loss) – – – –
Change in unrealized Appreciation/(Depreciation) – – – –
Transfers in – – – –
Transfers out – – – –
Balance as of 09/30/2024 $ 69,048 $ 3,916 $ 0 $ 72,964
Net change in unrealized Appreciation/(Depreciation) from investments held as of 09/30/2024 $ – $ – $ – $ –